Utility Plant	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Utility Plant

Note 2 – Utility Plant

Net utility plant as of December 31, 2011 and 2010 was as follows (thousands of dollars):

December 31,	2011	2010
Gas plant:
Storage	$20,496	$20,396
Transmission	295,103	274,646
Distribution	4,048,078	3,847,731
General	291,639	279,402
Other	155,734	146,930

	4,811,050	4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489

Net utility plant	$3,218,944	$3,072,436

Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2011	2010	2009
Depreciation and amortization expense	$172,712	$167,050	$162,240

Operating Leases and Rentals.    Southwest leases a portion of its corporate headquarters office complex in Las Vegas and its administrative offices in Phoenix. The table below presents the rental payments and the current term expiration dates, although both leases have optional renewal terms available.

	2012	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,100	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,396	1,446	243	—	—	—

In addition to the above, the Company leases certain office and construction equipment. The majority of these leases are short-term. These leases are accounted for as operating leases, and for the gas segment are treated as such for regulatory purposes. NPL has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses for all operating leases (in thousands):

	2011	2010	2009
Southwest Gas	$7,812	$7,585	$8,630
NPL	19,017	11,780	11,301

Consolidated rental payments/lease expense	$26,829	$19,365	$19,931

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2011 (thousands of dollars):

Year Ending December 31,
2012	$6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
Thereafter	1,194

Total minimum lease payments	$21,866